Intellectual Property	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Intellectual Property [Abstract]
INTELLECTUAL PROPERTY

NOTE 9 – INTELLECTUAL PROPERTY

A third party independent valuation specialist was asked to determine the value of Global Stem Cell Group, Inc., tangible and intangible assets assuming the offering price was at fair value. In order to perform the purchase price allocation, the tangible and intangible assets were valued as of August 18, 2021.

The Fair Value of the intangible assets as of the Valuation Date is reasonably represented as:

	September 30, 2023	December 31, 2022
Tradename - Trademarks	$87,700	$87,700
Intellectual Property / Licenses	363,000	363,000
Customer Base	37,000	37,000
Intangible assets	487,700	487,700
Less: accumulated amortization	(206,771)	(133,616)
Total intangible assets, net	$280,929	$354,084

Amortization is computed on straight-line method based on estimated useful lives of 5 years. During the nine months ended September 30, 2023 and the year ended December 31, 2022, the Company recorded amortization expense of the intellectual property of $73,155 and $97,540, respectively.

NOTE 11 – INTELLECTUAL PROPERTY

A third party independent valuation specialist was asked to determine the value of Global Stem Cell Group, Inc., tangible and intangible assets assuming the offering price was at fair value. In order to perform the purchase price allocation, the tangible and intangible assets were valued as of August 18, 2021.

The Fair Value of the intangible assets as of the Valuation Date is reasonably represented as:

	December 31, 2022	December 31, 2021
Tradename - Trademarks	$87,700	$87,700
Intellectual Property / Licenses	363,000	363,000
Customer Base	37,000	37,000
Intangible assets	487,700	487,700
Less: accumulated amortization	(133,616)	(36,076)
Total intangible assets, net	$354,084	$451,624

Amortization is computed on straight-line method based on estimated useful lives of 5 years. During the year ended December 31, 2022, and 2021, the Company recorded amortization expense of the intellectual property of $97,540 and $36,076, respectively.